Bankruptcy Proceeding and Liquidity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Components of liabilities subject to compromise:
Debt	$ 3,043,967
Accrued interest	39,618
Accounts payable and other estimated allowed claims	4,092
Total liabilities subject to compromise	3,087,677
Components of reorganization items:
Professional fees	6,447
Revision of estimated claims	27
Total reorganization items	6,474
Liquidity
Cash and cash equivalents	308,948	$ 585,980
Restricted cash	8,500	$ 40,188
2017 Senior Secured Notes
Components of liabilities subject to compromise:
Debt	439,364
2018 Senior Secured Term Loan B
Components of liabilities subject to compromise:
Debt	718,125
2013 Revolving Credit Facility
Components of liabilities subject to compromise:
Debt	475,000
Senior Secured Credit Facility
Components of liabilities subject to compromise:
Debt	661,478
2020 Senior Secured Notes
Components of liabilities subject to compromise:
Debt	$ 750,000